SHARE ACQUISITION – (MARIPOSA HEALTH LIMITED & SUBSIDIARY)	12 Months Ended
Jun. 30, 2015
Business Combinations [Abstract]
SHARE ACQUISITION - (MARIPOSA HEALTH LIMITED & SUBSIDIARY)
Note 2 – SHARE ACQUISITION – (MARIPOSA HEALTH LIMITED & SUBSIDIARY)

On June 17, 2015, the Company entered into the Purchase Agreement with Mariposa Australia, an Australian unlisted public company meaning that under the Corporations Act 2001 of Australia it is able to sell to an unlimited number of shareholders but is not listed on the Australian Stock Exchange. The Company issued 7,561,211 shares of common stock to acquire Mariposa Australia and accounted for the acquisition as a reverse merger. As a result, the operating company, Mariposa Australia will be the reporting entity and a wholly-owned subsidiary of Mariposa US. The intercompany balances between Mariposa US and Mariposa Australia have been eliminated in consolidation. The Company recognized approximately $815,639 in assets and $780,116 in liabilities as a result of the acquisition.